Derivative financial instruments - Common stock warrants (Details)		3 Months Ended	12 Months Ended
	Oct. 24, 2022 $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Derivative instruments
Derivative liabilities - common stock warrants		$ 6,624,000	$ 11,902,000
Gain on derivatives - common stock warrants		5,278,000	362,000
Warrants
Derivative instruments
Common stock issued (in shares) | shares	10,349,975
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Shares of common stock underlying each warrant (in share)	1
Period after business combination close in which warrants become exercisable	30 days
Period after business combination close in which warrants expire	5 years
Derivative liabilities - common stock warrants		6,600,000	11,900,000	$ 12,300,000
Gain on derivatives - common stock warrants		5,300,000	400,000
Proceeds from warrant exercises		$ 0	$ 0
Warrants | Granite Ridge common stock equal to or exceeding $18.00 for 20 days within a 30-day trading period
Derivative instruments
Redemption price per warrant (in dollars per share) | $ / shares	$ 0.01
Common stock redemption price trigger (in dollars per share) | $ / shares	$ 18.00
Days inside a 30-day trading period common stock must equal or exceed $18.00	20 days
Trading period threshold for redemption of warrants	30 days